UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21435

GENERAL ELECTRIC S&S INCOME FUND

(Exact name of registrant as specified in charter)

3001 SUMMER STREET, STAMFORD, CONNECTICUT 06905

(Address of principal executive offices) (Zip code)

GE ASSET MANAGEMENT, INC.

3001 SUMMER STREET, STAMFORD, CONNECTICUT 06905

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-242-0134

Date of fiscal year end: 12/31

Date of reporting period: 06/30/11

Item 1. Schedule of Investments

S&S Income Fund

Schedule of Investments (dollars in thousands)—June 30, 2011 (unaudited)

Bonds and Notes—89.0% †		Principal Amount	Fair Value
U.S. Treasuries—17.7%
U.S. Treasury Bonds
4.75%	02/15/41	$156,142	$165,975	(h)
U.S. Treasury Notes
0.20%	04/30/12	16,186	16,293	(d,h)
0.35%	12/31/12	1,926	1,934	(d)
0.43%	04/30/13	25,543	25,635	(d)
1.75%	05/31/16	12,810	12,830
2.00%	04/30/16	186,295	189,120	(h)
3.13%	05/15/21	54,175	54,023
			465,810

Agency Mortgage Backed—30.4%
Federal Home Loan Mortgage Corp.
4.50%	06/01/33 - 02/01/41	29,834	30,870	(h)
5.00%	07/01/35 - 08/01/40	34,546	36,775	(h)
5.50%	05/01/20 - 04/01/39	10,985	11,994	(h)
6.00%	04/01/17 - 11/01/37	17,017	18,875	(h)
6.50%	07/01/29	45	52	(h)
7.00%	10/01/16 - 08/01/36	1,920	2,215	(h)
7.50%	09/01/12 - 09/01/33	230	265	(h)
8.00%	11/01/30	11	13	(h)
8.50%	04/01/30 - 05/01/30	33	40	(h)
9.00%	05/01/16 - 11/01/16	99	112	(h)
5.50%	TBA	18,645	20,139	(c)
Federal National Mortgage Assoc.
4.00%	05/01/19 - 06/01/19	2,192	2,320	(h)
4.50%	05/01/18 - 10/01/40	108,426	112,579	(h)
5.00%	07/01/20 - 11/01/40	67,467	71,913	(h)
5.32%	03/01/37	49	49	(i)
5.50%	01/01/14 - 01/01/39	85,334	92,790	(h)
5.53%	04/01/37	21	23	(i)
6.00%	02/01/14 - 05/01/38	54,142	59,938	(h)
6.50%	01/01/14 - 08/01/36	4,396	4,962	(h)
7.00%	08/01/13 - 02/01/34	482	542	(h)
7.50%	08/01/13 - 03/01/34	1,845	2,157	(h)
8.00%	12/01/11 - 11/01/33	996	1,160	(h)
8.50%	04/01/30 - 05/01/31	150	178	(h)
9.00%	01/01/14 - 12/01/22	589	658	(h)
4.50%	TBA	136,607	141,324	(c)
5.00%	TBA	7,777	8,343	(c)

5.50%	TBA	10,210	11,065	(c)
6.00%	TBA	39,888	43,814	(c)
6.50%	TBA	6,768	7,663	(c)
Government National Mortgage Assoc.
2.13%	11/20/21 - 10/20/25	15	15	(h,i)
2.38%	01/20/24 - 03/20/24	8	8	(h,i)
2.63%	08/20/23 - 09/20/24	13	14	(h,i)
3.38%	05/20/21 - 04/20/24	9	9	(h,i)
4.50%	08/15/33 - 03/20/41	32,217	34,008	(h)
5.00%	08/15/33	1,296	1,414	(h)
6.00%	04/15/27 - 09/15/36	3,309	3,718	(h)
6.50%	04/15/19 - 09/15/36	4,712	5,402	(h)
7.00%	03/15/12 - 10/15/36	1,980	2,299	(h)
7.50%	11/15/22 - 10/15/33	626	735	(h)
8.00%	11/15/29 - 06/15/30	8	9	(h)
8.50%	10/15/17	315	358	(h)
9.00%	11/15/16 - 12/15/21	958	1,092	(h)
4.50%	TBA	61,630	65,033	(c)
5.50%	TBA	1,900	2,091	(c)
			799,033

Agency Collateralized Mortgage Obligations—2.3%
Collateralized Mortgage Obligation Trust (Class B)
2.70%	11/01/18	145	137	(d,f,h,m)
Fannie Mae Whole Loan
0.98%	08/25/43	12,254	334	(g,n)
Federal Home Loan Mortgage Corp.
0.08%	09/25/43	14,194	127	(g,h,n)
Federal Home Loan Mortgage Corp. REMIC
3.50%	11/15/24	4,225	563	(g,n)
5.00%	02/15/38	1,767	239	(g,n)
5.00%	05/15/38	2,371	2,527
5.50%	04/15/17	234	5	(g,h,n)
6.41%	08/15/25	10,685	1,951	(g,i,n)
Federal Home Loan Mortgage Corp. REMIC (Class YQ)
5.00%	05/15/17	186	8	(g,h,n)
Federal Home Loan Mortgage Corp. REMIC (Series 1980) (Class 1980)
7.50%	07/15/27	42	8	(g,h,n)
Federal Home Loan Mortgage Corp. REMIC (Series 2631) (Class DI)
5.50%	06/15/33	1,979	414	(g,h,n)
Federal Home Loan Mortgage Corp. REMIC (Series 2643) (Class IM)
4.50%	03/15/18	1,626	129	(g,h,n)
Federal Home Loan Mortgage Corp. REMIC (Series 2645) (Class BI)
4.50%	02/15/18	314	21	(g,h,n)
Federal Home Loan Mortgage Corp. REMIC (Series 2647) (Class DI)
4.50%	10/15/16	71	1	(g,h,n)
Federal Home Loan Mortgage Corp. REMIC (Series 2722) (Class PI)
5.00%	06/15/28	129	3	(g,h,n)
Federal Home Loan Mortgage Corp. REMIC (Series 2763) (Class JI)
5.00%	10/15/18	1,220	100	(g,h,n)
Federal Home Loan Mortgage Corp. REMIC (Series 2781) (Class IC)
5.00%	11/15/17 - 05/15/18	993	55	(g,h,n)
Federal Home Loan Mortgage Corp. REMIC (Series 2795) (Class IC)
5.00%	07/15/17	188	5	(g,h,n)
Federal Home Loan Mortgage Corp. REMIC (Series 2852) (Class OJ)
0.00%	09/15/34	39	34	(d,f)
Federal Home Loan Mortgage Corp. REMIC (Series 33) (Class 33D)
8.00%	04/15/20	105	114	(h)

Federal Home Loan Mortgage Corp. STRIPS
8.00%	02/01/23 - 07/01/24	115	23	(g,h,n)
Federal Home Loan Mortgage Corp. STRIPS (Class IO)
5.00%	12/01/34	624	128	(g,n)
Federal Home Loan Mortgage STRIPS
5.06%	08/01/27	29	24	(d,f,h)
Federal National Mortgage Assoc. (Class 1IO2)
1.08%	11/25/33	5,994	244	(g,i,n)
Federal National Mortgage Assoc. REMIC
5.00%	08/25/38	2,357	2,497
5.00%	02/25/40 - 09/25/40	15,312	2,586	(g,n)
5.81%	07/25/38	5,684	739	(g,n)
Federal National Mortgage Assoc. REMIC (Class B)
3.36%	12/25/22	120	108	(d,f,h)
Federal National Mortgage Assoc. REMIC (Class BZ)
5.50%	01/25/33	3,005	3,305
Federal National Mortgage Assoc. REMIC (Class VZ)
5.00%	10/25/35	2,093	2,129
Federal National Mortgage Assoc. REMIC (Series 1992) (Class K)
12.40%**	05/25/22	—	4	(g,h,n)
Federal National Mortgage Assoc. REMIC (Series 2003)
5.00%	08/25/17	430	22	(g,h,n)
7.31%	05/25/18	772	97	(g,h,n)
Federal National Mortgage Assoc. REMIC (Series 2003) (Class HI)
5.00%	10/25/22	682	54	(g,h,n)
Federal National Mortgage Assoc. REMIC (Series 2003) (Class IJ)
5.00%	02/25/32	3,053	321	(g,h,n)
Federal National Mortgage Assoc. REMIC (Series 2003) (Class IO)
1.22%	12/25/42	2,265	72	(g,h,n)
Federal National Mortgage Assoc. REMIC (Series 2003) (Class KI)
4.50%	05/25/18	170	6	(g,h,n)
Federal National Mortgage Assoc. REMIC (Series 2003) (Class SL)
16.20%	03/25/31	1,741	2,037	(h)
Federal National Mortgage Assoc. REMIC (Series 2008) (Class ZW)
5.00%	07/25/38	1,881	1,977
Federal National Mortgage Assoc. STRIPS
6.00%	01/01/35	2,110	368	(g,h,n)
Federal National Mortgage Assoc. STRIPS (Class 2)
4.50%	08/01/35	3,190	467	(g,h,n)
5.00%	03/25/38	2,413	458	(g,n)
5.50%	12/01/33	771	164	(g,h,n)
7.50%	11/01/23	517	89	(g,h,n)
8.00%	08/01/23 - 07/01/24	240	55	(g,h,n)
8.50%	03/01/17 - 07/25/22	356	62	(g,h,n)
9.00%	05/25/22	121	22	(g,h,n)
Federal National Mortgage Assoc. STRIPS (Series 354) (Class 1)
3.82%	12/01/34	2,291	1,976	(d,f,h)
Federal National Mortgage Assoc. STRIPS (Series 378) (Class 1)
4.50%	01/01/36	4,010	611	(g,n)
Federal National Mortgage Assoc. STRIPS (Series 387) (Class 1)
5.00%	05/25/38	2,317	447	(g,n)
Government National Mortgage Assoc.
4.50%	04/16/34 - 08/16/39	58,796	10,267	(g,n)
4.50%	11/20/39	4,826	4,706
5.00%	12/20/35 - 09/20/38	22,245	3,887	(g,n)
5.96%	02/20/38	15,031	2,464	(g,i,n)
6.31%	01/16/39	17,644	2,989	(g,i,n)
6.41%	08/20/40	24,669	4,700	(g,i,n)

Government National Mortgage Assoc. (Class IC)
6.06%	04/16/37	6,297	1,224	(g,n)
Vendee Mortgage Trust
0.38%	04/15/40	20,146	435	(g,h,i,n)
0.58%	09/15/46	38,255	1,400	(g,i,n)
Vendee Mortgage Trust (Class IO)
0.85%	05/15/33	7,460	222	(g,i,n)
			60,161

Asset Backed—1.0%
AmeriCredit Automobile Receivables Trust (Series 2007) (Class A4B)
0.54%	04/07/14	5,414	5,401	(d,h)
Bayview Financial Acquisition Trust (Class A)
5.00%	02/28/44	2,304	2,105	(d,h)
Bear Stearns Asset Backed Securities Trust (Series 2003) (Class A)
5.48%	01/25/34	93	70	(d,m)
Capital One Multi-Asset Execution Trust (Class B)
1.07%	01/15/19	1,000	972	(d)
Chase Funding Mortgage Loan Asset-Backed Certificates
3.99%	11/25/33	2,292	2,185	(j)
Chase Funding Mortgage Loan Asset-Backed Certificates (Class IB)
5.75%	11/25/34	247	146	(h,m)
Citicorp Residential Mortgage Securities Inc. (Series 2006) (Class A5)
6.04%	09/25/36	2,610	2,251	(h)
Countrywide Asset-Backed Certificates
1.05%	05/25/33	19	15
Countrywide Asset-Backed Certificates (Class 2A1)
2.33%	06/25/33	20	19	(d,h,m)
Countrywide Asset-Backed Certificates (Class 2A3)
1.23%	02/25/35	1,316	1,287	(h)
Countrywide Asset-Backed Certificates (Class 4A2A)
7.00%	05/25/36	1,051	911	(d)
Countrywide Asset-Backed Certificates (Class A)
1.34%	08/25/34	34	32	(d,h,m)
7.00%	04/25/32	80	45	(d,h)
Countrywide Asset-Backed Certificates (Class A1)
5.00%	03/25/33	380	294	(d,h)
Countrywide Asset-Backed Certificates (Series 2002) (Class A)
5.00%	08/25/32	146	93	(d,h,m)
First Franklin Mortgage Loan Asset Backed Certificates (Series 2005) (Class A2B)
5.00%	11/25/36	1,065	888	(d)
GSAA Trust (Series 2004) (Class A1)
5.00%	05/25/34	326	245	(d,h)
Hertz Vehicle Financing LLC
2.60%	02/25/15	2,000	2,040	(b,h)
Indymac Residential Asset Backed Trust (Class 2A2)
5.00%	11/25/36	5,681	4,351	(d,h)
Irwin Home Equity Corp. (Class 1A1)
7.00%	02/25/36	357	184	(b,d)
Mid-State Trust (Class A3)
7.54%	07/01/35	631	638	(h,m)
Popular ABS Mortgage Pass-Through Trust (Class AF4)
5.30%	11/25/35	2,525	2,138
Residential Asset Mortgage Products Inc. (Class A2)
6.62%	06/25/32	66	54	(d,m)
Residential Asset Securities Corp. (Class A2)
7.00%	06/25/33	463	244	(d,h,m)
Residential Asset Securities Corp. (Series 2002) (Class AIIB)
10.00%	07/25/32	233	138	(d,h,m)

Residential Asset Securities Corp. (Series 2003) (Class AIIB)
7.00%	11/25/33	427	209	(d,m)
Residential Funding Mortgage Securities II Inc. (Class A12)
7.00%	02/25/34	75	41	(d,m)
			26,996

Corporate Notes—27.8%
ABN Amro Bank N.V.
3.00%	01/31/14	5,027	5,135	(b)
AES El Salvador Trust
6.75%	02/01/16	600	609	(b)
AES Panama S.A.
6.35%	12/21/16	1,632	1,754	(b,h)
Agilent Technologies Inc.
5.50%	09/14/15	2,408	2,666	(h)
Air Jamaica Ltd.
9.38%	07/08/15	64	69
Allergan Inc.
3.38%	09/15/20	5,692	5,459
Alliance One International Inc.
10.00%	07/15/16	2,852	2,752	(h)
Alpha Natural Resources Inc.
6.00%	06/01/19	2,628	2,621
ALROSA Finance S.A.
7.75%	11/03/20	1,000	1,087	(b)
Ameren Illinois Co.
9.75%	11/15/18	3,752	4,930
American International Group Inc.
5.85%	01/16/18	4,469	4,676
Amgen Inc.
2.30%	06/15/16	2,077	2,059
4.10%	06/15/21	2,968	2,945
5.65%	06/15/42	2,684	2,688
Amsted Industries Inc.
8.13%	03/15/18	2,868	3,011	(b,h)
Anadarko Petroleum Corp.
6.20%	03/15/40	5,699	5,776
6.95%	06/15/19	5,192	6,064
Anheuser-Busch InBev Worldwide Inc.
3.63%	04/15/15	4,509	4,770	(h)
5.38%	11/15/14	3,985	4,450
AON Corp.
3.13%	05/27/16	3,560	3,548
Applied Materials Inc.
2.65%	06/15/16	1,485	1,491
4.30%	06/15/21	2,970	2,980
5.85%	06/15/41	2,969	3,011
ArcelorMittal
3.75%	03/01/16	2,059	2,082
5.50%	03/01/21	7,398	7,410
Arch Coal Inc.
7.00%	06/15/19	2,769	2,762	(b)
Archer-Daniels-Midland Co.
5.77%	03/01/41	8,459	8,927
Arizona Public Service Co.
6.25%	08/01/16	3,165	3,619	(h)

AT&T Inc.
2.95%	05/15/16	4,411	4,467
4.45%	05/15/21	4,411	4,489
6.40%	05/15/38	7,126	7,644	(h)
6.70%	11/15/13	3,500	3,925	(h)
Banco BMG S.A.
8.00%	04/15/18	1,200	1,177	(b)
Banco de Credito del Peru
4.75%	03/16/16	1,543	1,528	(b)
Banco do Brasil S.A.
5.88%	01/26/22	2,989	2,956	(b)
Banco Mercantil del Norte S.A. (Series REGS)
6.14%	10/13/16	534	533	(i)
BanColombia S.A.
5.95%	06/03/21	1,993	2,023	(b)
6.13%	07/26/20	520	527
Bank of America Corp.
5.42%	03/15/17	11,900	12,140
5.63%	07/01/20	8,850	9,138	(h)
6.50%	08/01/16	3,370	3,758	(h)
BBVA Bancomer S.A.
4.50%	03/10/16	1,200	1,221	(b)
6.50%	03/10/21	500	510	(b)
Boise Paper Holdings LLC
8.00%	04/01/20	2,308	2,423	(h)
Bombardier Inc.
7.75%	03/15/20	2,094	2,356	(b,h)
BP Capital Markets PLC
3.13%	10/01/15	1,486	1,526
4.50%	10/01/20	1,586	1,617
Braskem Finance Ltd.
5.75%	04/15/21	800	805	(b)
Calpine Corp.
7.25%	10/15/17	5,613	5,697	(b,h)
Camden Property Trust (REIT)
4.88%	06/15/23	2,075	2,025
Capex S.A.
10.00%	03/10/18	514	505	(b)
Cargill Inc.
5.20%	01/22/13	5,139	5,464	(b,h)
6.00%	11/27/17	1,749	2,016	(b,h)
Caterpillar Inc.
3.90%	05/27/21	4,450	4,451
CCO Holdings LLC
7.88%	04/30/18	1,390	1,465
8.13%	04/30/20	1,664	1,797
Centrais Eletricas Brasileiras S.A.
6.88%	07/30/19	550	623	(b)
Central American Bank for Economic Integration
5.38%	09/24/14	2,780	3,012	(b,h)
CenturyLink Inc.
5.15%	06/15/17	2,977	2,982
6.45%	06/15/21	2,970	2,936
CenturyLink Inc. (Series G)
6.88%	01/15/28	2,062	1,947
CFG Investment SAC
9.25%	12/19/13	1,300	1,333
Chesapeake Midstream Partners LP
5.88%	04/15/21	3,621	3,576	(b)

Chrysler Group LLC
8.00%	06/15/19	1,200	1,179	(b)
Chubb Corp.
6.38%	03/29/67	1,060	1,097	(i)
Cincinnati Bell Inc.
8.25%	10/15/17	4,890	4,914	(h)
Cinemark USA Inc.
7.38%	06/15/21	1,347	1,340	(b)
Citigroup Inc.
5.00%	09/15/14	9,248	9,692	(h)
5.13%	05/05/14	2,659	2,850	(h)
Clarendon Alumina Production Ltd.
8.50%	11/16/21	780	819	(b,h)
CNPC HK Overseas Capital Ltd.
4.50%	04/28/21	1,200	1,169	(b)
Consolidated Edison Company of New York Inc.
6.65%	04/01/19	3,033	3,628	(h)
Consolidated Edison Company of New York Inc. (Series 2008)
5.85%	04/01/18	2,482	2,847	(h)
Corp Nacional del Cobre de Chile
3.75%	11/04/20	2,254	2,141	(b)
5.63%	09/21/35	554	562	(b,h)
COX Communications Inc.
6.25%	06/01/18	4,770	5,463	(b,h)
Credit Suisse AG
2.60%	05/27/16	2,981	2,974	(b)
Credit Suisse First Boston International for CJSC The EXIM of Ukraine
7.65%	09/07/11	1,264	1,277
Crown Castle Towers LLC
4.88%	08/15/40	2,783	2,798	(b)
6.11%	01/15/40	1,361	1,485	(b,h)
CVS Caremark Corp.
3.25%	05/18/15	1,513	1,570	(h)
5.75%	06/01/17	1,067	1,198	(h)
Danaher Corp.
2.30%	06/23/16	2,970	2,968
3.90%	06/23/21	594	592
Denbury Resources Inc.
6.38%	08/15/21	2,251	2,251
8.25%	02/15/20	2,762	3,011	(h)
Digicel Ltd.
8.25%	09/01/17	700	726	(b)
DirecTV Holdings LLC
3.55%	03/15/15	2,953	3,085
4.75%	10/01/14	2,820	3,087	(h)
Dolphin Energy Ltd.
5.89%	06/15/19	1,237	1,333	(b,h)
Drummond Company Inc.
9.00%	10/15/14	2,955	3,110	(b,h)
Dubai Electricity & Water Authority
6.38%	10/21/16	680	706	(b)
7.38%	10/21/20	760	782	(b)
Duke Realty LP (REIT)
6.50%	01/15/18	1,478	1,644
EH Holding Corp.
6.50%	06/15/19	2,870	2,920	(b)
Empresa Nacional del Petroleo
5.25%	08/10/20	700	710	(b,h)
6.25%	07/08/19	350	379	(b,h)

ENN Energy Holdings Ltd.
6.00%	05/13/21	700	688	(b)
European Investment Bank
4.88%	01/17/17	7,600	8,612	(h)
Exelon Corp.
4.90%	06/15/15	3,716	3,996	(h)
First Citizens St. Lucia Ltd.
4.90%	02/09/16	1,100	1,123	(b)
First Horizon National Corp.
5.38%	12/15/15	4,458	4,743
Ford Motor Credit Company LLC
5.00%	05/15/18	1,900	1,894
FPL Group Capital Inc.
2.60%	09/01/15	5,900	5,873
Fresenius Medical Care US Finance Inc.
5.75%	02/15/21	2,087	2,045	(b)
Frontier Communications Corp.
7.13%	03/15/19	2,573	2,637
Georgia-Pacific LLC
5.40%	11/01/20	1,527	1,556	(b)
Globo Comunicacao e Participacoes S.A.
6.25%	12/31/49	720	754	(b,j)
Gold Fields Orogen Holding BVI Ltd.
4.88%	10/07/20	883	836	(b)
Goldman Sachs Capital I
6.35%	02/15/34	2,988	2,826
Great Plains Energy Inc.
4.85%	06/01/21	2,966	2,976
Hanesbrands Inc.
6.38%	12/15/20	2,414	2,342
HCA Inc.
9.25%	11/15/16	2,825	2,998	(h)
HCP Inc. (REIT)
6.00%	01/30/17	2,564	2,823
Hewlett-Packard Co.
4.30%	06/01/21	5,907	5,965
Hidili Industry International Development Ltd.
8.63%	11/04/15	550	540	(b)
Host Hotels & Resorts Inc. (REIT)
6.00%	11/01/20	2,510	2,516
HSBC Finance Corp.
6.68%	01/15/21	15,079	15,471	(b)
Huntington BancShares Inc.
7.00%	12/15/20	2,089	2,355
Indo Energy Finance BV
7.00%	05/07/18	1,983	2,042	(b)
Indo Integrated Energy BV
9.00%	06/01/12	117	122	(j)
Industrial Bank of Korea
3.75%	09/29/16	1,000	1,011	(b)
ING Bank N.V.
4.00%	03/15/16	4,365	4,418	(b)
Ingles Markets Inc.
8.88%	05/15/17	4,696	5,025	(h)
Intergas Finance BV
6.38%	05/14/17	300	321	(b)
6.88%	11/04/11	500	508

Inversiones CMPC S.A.
4.75%	01/19/18	517	517	(b)
JP Morgan Chase Capital XXV (Series Y)
6.80%	10/01/37	1,355	1,340
JPMorgan Chase & Co.
3.15%	07/05/16	2,969	2,987
5.13%	09/15/14	4,725	5,106	(h)
JPMorgan Chase Bank NA
5.88%	06/13/16	630	697	(h)
6.00%	10/01/17	2,850	3,167
Kazakhstan Temir Zholy Finance BV
6.38%	10/06/20	600	641	(b)
KazMunaiGaz Finance Sub BV
9.13%	07/02/18	500	616	(b)
11.75%	01/23/15	500	621	(b)
KeyCorp.
5.10%	03/24/21	2,945	2,999
Korea Development Bank
3.25%	03/09/16	2,799	2,791
4.00%	09/09/16	1,627	1,664
Korea Hydro & Nuclear Power Company Ltd.
6.25%	06/17/14	750	823	(b)
Korea National Oil Corp.
5.38%	07/30/14	900	967	(b)
Kraft Foods Inc.
4.13%	02/09/16	2,989	3,196
5.38%	02/10/20	13,267	14,503
6.50%	02/09/40	2,952	3,279
Kreditanstalt fuer Wiederaufbau
3.50%	03/10/14	6,173	6,578	(h)
4.50%	07/16/18	2,938	3,253
Levi Strauss & Co.
7.63%	05/15/20	2,600	2,600
Listrindo Capital BV
9.25%	01/29/15	1,150	1,259	(b)
Lyondell Chemical Compan
8.00%	11/01/17	2,267	2,522	(b)
Majapahit Holding BV
7.25%	10/17/11	2,456	2,493	(b)
7.75%	10/17/16	650	754	(b)
MDC-GMTN B.V.
5.50%	04/20/21	1,000	1,002	(b)
7.63%	05/06/19	1,500	1,775	(b)
Mega Advance Investments Ltd.
5.00%	05/12/21	890	876	(b)
6.38%	05/12/41	708	678	(b)
Merrill Lynch & Company Inc.
6.88%	04/25/18	4,332	4,793
MetroPCS Wireless Inc.
6.63%	11/15/20	2,500	2,475
Midamerican Energy Holdings Co.
6.13%	04/01/36	3,165	3,408	(h)
Mylan Inc.
7.88%	07/15/20	2,610	2,864	(b)
NAK Naftogaz Ukraine
9.50%	09/30/14	100	110
National Agricultural Cooperative Federation
4.25%	01/28/16	1,723	1,765	(b)
5.00%	09/30/14	800	853	(b)

National Power Corp.
4.51%	08/23/11	1,558	1,559	(i)
Nationwide Mutual Insurance Co.
7.88%	04/01/33	1,316	1,411	(b)
9.38%	08/15/39	589	731	(b)
NET Servicos de Comunicacao S.A.
7.50%	01/27/20	500	572
News America Inc.
4.50%	02/15/21	5,090	5,023	(b)
6.65%	11/15/37	5,681	6,088
Nisource Finance Corp.
6.13%	03/01/22	3,424	3,772
Noble Holding International Ltd.
3.05%	03/01/16	4,425	4,464
NRG Energy Inc.
7.63%	01/15/18 - 05/15/19	4,026	4,025	(b)
Oglethorpe Power Corp.
5.38%	11/01/40	2,996	2,891
ONEOK Partners LP
6.13%	02/01/41	3,145	3,204
Pacific Gas & Electric Co.
5.80%	03/01/37	1,022	1,050
6.05%	03/01/34	3,728	3,942
Pacific Rubiales Energy Corp.
8.75%	11/10/16	900	1,015	(b)
PacifiCorp
6.00%	01/15/39	1,850	2,042
6.25%	10/15/37	2,106	2,382
PAETEC Holding Corp.
8.88%	06/30/17	5,725	6,011
Pemex Project Funding Master Trust
6.63%	06/15/35 - 06/15/38	1,205	1,266
Petrobras International Finance Co.
3.88%	01/27/16	2,643	2,691
Petroleos de Venezuela S.A.
2.00%	07/10/11	487	487	(d)
Petroleos Mexicanos
6.00%	03/05/20	1,190	1,306
8.00%	05/03/19	550	678
Petroleum Company of Trinidad & Tobago Ltd.
6.00%	05/08/22	1,100	1,119
Petronas Capital Ltd.
5.25%	08/12/19	1,050	1,126	(b)
7.88%	05/22/22	600	766	(b)
Petronas Global Sukuk Ltd.
4.25%	08/12/14	300	317	(b)
Philip Morris International Inc.
2.50%	05/16/16	5,936	5,945
Pioneer Natural Resources Co.
7.50%	01/15/20	4,672	5,264
Plains All American Pipeline LP
5.00%	02/01/21	2,972	3,022
Plains All American Pipeline LP Corp.
3.95%	09/15/15	2,968	3,113
Power Sector Assets & Liabilities Management Corp.
7.39%	12/02/24	700	826	(b)
Protective Life Corp.
8.45%	10/15/39	5,144	5,668

Prudential Financial Inc.
3.00%	05/12/16	2,968	2,942
5.38%	06/21/20	1,386	1,460
5.40%	06/13/35	1,870	1,713
5.63%	05/12/41	2,969	2,746
PTTEP Australia International Finance Proprietary Ltd.
4.15%	07/19/15	1,000	1,020	(b)
PTTEP Canada International Finance Ltd.
5.69%	04/05/21	800	797	(b)
Qatari Diar Finance QSC
5.00%	07/21/20	1,050	1,076	(b)
QVC Inc.
7.50%	10/01/19	3,626	3,844	(b)
RailAmerica Inc.
9.25%	07/01/17	2,907	3,190
Reinsurance Group of America Inc.
5.00%	06/01/21	4,450	4,403
Reliance Holdings USA Inc.
4.50%	10/19/20	750	701	(b)
Republic Services Inc.
5.25%	11/15/21	3,958	4,182
5.70%	05/15/41	1,839	1,795
Reynolds Group Issuer Inc.
8.50%	10/15/16	5,733	5,977	(b)
Roche Holdings Inc.
6.00%	03/01/19	4,215	4,856	(b)
RSHB Capital SA for OJSC Russian Agricultural Bank
6.97%	09/21/16	1,000	1,005	(i)
Russian Railways
5.74%	04/03/17	600	638
Societe Generale
5.20%	04/15/21	1,424	1,398	(b)
Southern Copper Corp.
5.38%	04/16/20	3,988	4,085
6.75%	04/16/40	3,832	3,728
Stoneheath RE
6.87%	12/29/49	2,015	1,859	(i)
Teck Resources Ltd.
3.15%	01/15/17	1,484	1,485
4.75%	01/15/22	2,968	2,976
Teva Pharmaceutical Finance II BV
3.00%	06/15/15	5,863	6,033
Texas Instruments Inc.
2.38%	05/16/16	7,416	7,418
Textron Inc.
6.20%	03/15/15	3,958	4,392
TGI International Ltd.
9.50%	10/03/17	500	562
The AES Corp.
8.00%	10/15/17	2,771	2,937	(h)
The Goldman Sachs Group Inc.
3.63%	02/07/16	4,928	4,982
3.70%	08/01/15	2,857	2,909	(h)
5.38%	03/15/20	1,487	1,536	(h)
6.00%	06/15/20	3,711	3,993
6.15%	04/01/18	7,368	8,019
6.75%	10/01/37	2,968	2,968

The Potomac Edison Co.
5.35%	11/15/14	1,520	1,669	(h)
The Williams companies Inc.
7.50%	01/15/31	594	679
Time Warner Cable Inc.
5.00%	02/01/20	1,981	2,058
6.75%	07/01/18	7,748	8,985
7.50%	04/01/14	2,027	2,335
Time Warner Inc.
3.15%	07/15/15	6,405	6,624
5.88%	11/15/16	3,262	3,729
6.20%	03/15/40	3,419	3,503
TNK-BP Finance S.A.
6.13%	03/20/12	1,100	1,132
Transnet Ltd.
4.50%	02/10/16	800	826	(b)
Transocean Inc.
6.00%	03/15/18	900	996
6.80%	03/15/38	600	644
UBS AG
5.88%	07/15/16	2,795	3,066
Union Electric Co.
6.70%	02/01/19	4,046	4,751
UnitedHealth Group Inc.
5.80%	03/15/36	2,258	2,279
Verizon Communications Inc.
5.50%	02/15/18	2,657	2,955
6.40%	02/15/38	2,276	2,467
Vimpel Communications Via VIP Finance Ireland Limited OJSC
6.49%	02/02/16	800	824	(b)
7.75%	02/02/21	800	824	(b)
Visteon Corp.
6.75%	04/15/19	2,573	2,483	(b)
Weatherford International Ltd.
5.13%	09/15/20	2,970	3,032
West China Cement Ltd.
7.50%	01/25/16	300	288	(b)
Williams Partners LP
4.13%	11/15/20	1,484	1,424
Willis Group Holdings PLC
4.13%	03/15/16	2,945	3,003
Windstream Corp.
7.75%	10/01/21	2,573	2,689
7.88%	11/01/17	3,773	4,004
Woodside Finance Ltd.
4.50%	11/10/14	6,628	7,101	(b)
Woori Bank
5.88%	04/13/21	2,700	2,703	(b)
Wynn Las Vegas LLC
7.88%	05/01/20	2,163	2,358
XL Group PLC (Series E)
6.50%	12/29/49	3,711	3,405	(i)
Xstrata Finance Canada Ltd.
5.80%	11/15/16	3,976	4,453	(b)
			729,928

Non-Agency Collateralized Mortgage Obligations—7.2%
Banc of America Commercial Mortgage Inc.
5.68%	07/10/46	2,950	2,932
5.73%	07/10/46	2,700	2,263
5.93%	02/10/51	12,780	13,887	(h)
6.39%	02/10/51	3,800	4,233	(i)
Banc of America Commercial Mortgage Inc. (Class A4)
5.63%	07/10/46	3,820	4,180
Banc of America Merrill Lynch Commercial Mortgage Inc.
6.00%	02/10/51	3,980	3,896	(i)
Banc of America Mortgage Securities Inc. (Class B1)
4.52%	02/25/36	1,231	59	(h,m)
4.78%	01/25/36	1,055	48	(h,m)
Bear Stearns Commercial Mortgage Securities
5.94%	09/11/38	3,355	3,491	(i)
Bear Stearns Commercial Mortgage Securities (Class A2)
5.57%	03/11/39	1,472	1,479	(h,i)
Bear Stearns Commercial Mortgage Securities (Class AJ)
5.91%	06/11/40	2,420	1,908	(h)
Bear Stearns Commercial Mortgage Securities (Class AM)
5.71%	04/12/38	2,750	2,886
Bear Stearns Commercial Mortgage Securities (Series 2007) (Class D)
6.18%	09/11/42	700	503	(h,m)
Citigroup Commercial Mortgage Trust (Series 2006) (Class AJ)
5.48%	10/15/49	3,301	2,905	(h)
Commercial Mortgage Pass Through Certificates (Class AM)
5.97%	06/10/46	1,420	1,461
Countrywide Commercial Mortgage Trust (Class AJ)
6.10%	06/12/46	3,310	3,056	(i)
Credit Suisse First Boston Mortgage Securities Corp.
5.23%	12/15/40	2,970	2,825	(i)
Credit Suisse First Boston Mortgage Securities Corp. (Class CB1)
5.33%	10/25/35	1,610	90	(h,m)
Credit Suisse Mortgage Capital Certificates
5.47%	09/15/39	2,980	3,214
Credit Suisse Mortgage Capital Certificates (Class C)
5.78%	02/15/39	5,500	4,633	(h)
Credit Suisse Mortgage Capital Certificates (Class CB1)
5.62%	02/25/36	943	48	(h,m)
DBUBS Mortgage Trust
5.73%	11/10/46	2,750	2,096	(b)
Extended Stay America Trust
5.50%	11/05/27	6,000	5,990	(b)
Greenwich Capital Commercial Funding Corp.
5.48%	03/10/39	1,200	1,162
GS Mortgage Securities Corp.
5.99%	08/10/45	2,970	3,189	(i)
GS Mortgage Securities Corp. II
5.73%	03/10/44	5,360	4,901	(b,i)
Impac CMB Trust (Class 1A1)
4.24%	10/25/34	2,996	2,764	(d)
5.00%	04/25/35	1,497	1,173	(d,h)
Impac Secured Assets CMN Owner Trust (Class A1M)
5.00%	03/25/36	1,116	68	(d)
Indymac INDA Mortgage Loan Trust (Class B1)
4.59%	01/25/36	518	9	(h,m)
Interstar Millennium Trust (Series 2004) (Class A)
0.76%	03/14/36	298	276	(d)
JP Morgan Chase Commercial Mortgage Securities Corp.
5.34%	08/12/37	9,900	10,778	(h,i)

JP Morgan Chase Commercial Mortgage Securities Corp. (Class A4)
5.44%	06/12/47	6,960	7,439	(h)
5.79%	02/12/51	6,290	6,828	(h)
JP Morgan Chase Commercial Mortgage Securities Corp. (Class AM)
5.44%	05/15/45	6,975	7,078
6.10%	02/12/51	1,830	1,798
JP Morgan Chase Commercial Mortgage Securities Corp. (Class B)
5.70%	04/15/43	2,090	1,790
JP Morgan Chase Commercial Mortgage Securities Corp. (Class F)
6.40%	02/12/51	1,080	554	(h,m)
LB-UBS Commercial Mortgage Trust
6.31%	04/15/41	2,080	2,077	(i)
LB-UBS Commercial Mortgage Trust ( Class A2)
6.31%	04/15/41	7,490	8,341	(i)
LB-UBS Commercial Mortgage Trust (Class A4)
4.95%	09/15/30	2,230	2,410
5.16%	02/15/31	2,970	3,213
LB-UBS Commercial Mortgage Trust (Class AJ)
6.31%	04/15/41	1,160	982	(i)
LB-UBS Commercial Mortgage Trust (Class AM)
6.37%	09/15/45	1,470	1,445	(i)
LB-UBS Commercial Mortgage Trust (Series 2004) (Class X)
5.00%	12/15/39	32,614	447	(d,h,m)
LB-UBS Commercial Mortgage Trust (Series 2006) (Class AJ)
5.28%	02/15/41	2,970	2,773	(i)
MASTR Alternative Loans Trust (Class 15 AX)
5.00%	08/25/18	972	111	(g,h,m,n)
Medallion Trust (Series 2005) (Class A)
5.33%	08/22/36	1,014	980	(d)
Merrill Lynch Mortgage Trust (Class AJ)
5.86%	05/12/39	5,075	4,689	(i)
Merrill Lynch Mortgage Trust (Series 2006) (Class B)
5.86%	05/12/39	3,000	2,320
Morgan Stanley Capital I
5.00%	01/15/21	2,023	1,942	(b,d)
5.16%	10/12/52	3,500	3,800	(i)
5.48%	02/12/44	4,770	4,562	(i)
5.90%	10/15/42	3,254	2,836
Morgan Stanley Capital I (Class A4)
5.81%	12/12/49	7,450	8,175
5.99%	08/12/41	1,190	1,332	(i)
Morgan Stanley Capital I (Class AM)
6.46%	01/11/43	2,940	3,062
Morgan Stanley Capital I (Class B)
5.90%	10/15/42	2,300	2,124
MortgageIT Trust (Class A1)
5.00%	08/25/35	2,949	2,266	(d)
National RMBS Trust (Series 2004) (Class A1)
5.10%	03/20/34	398	397	(d)
Opteum Mortgage Acceptance Corp. (Class A1A)
8.32%	02/25/35	563	535	(d,h)
Residential Funding Mortgage Securities I (Class M1)
5.75%**	01/25/36	780	—	(h,m)
Sequoia Mortgage Trust (Series 2004) (Class A2)
8.62%	06/20/34	191	167	(d,h)
Structured Asset Securities Corp.(Series 1996) (Class X1)
2.09%	02/25/28	2,744	1	(m)

Thornburg Mortgage Securities Trust (Class A)
4.98%	04/25/43	295	272	(d)
Vornado DP LLC
6.36%	09/13/28	1,180	1,111	(b)
Wachovia Bank Commercial Mortgage Trust
5.49%	12/15/44	490	506	(i)
6.23%	06/15/45	2,730	2,002
Wachovia Bank Commercial Mortgage Trust (Class AJ)
5.52%	01/15/45	3,940	3,719	(i)
Wachovia Bank Commercial Mortgage Trust (Class AM)
5.47%	01/15/45	2,600	2,673	(i)
Wells Fargo Mortgage Backed Securities Trust (Class B1)
5.50%	01/25/36 - 03/25/36	3,946	539	(h,m)
Wells Fargo Mortgage Backed Securities Trust (Class B2)
5.50%**	03/25/36	354	—	(h,m)
			189,699

Sovereign Bonds—2.0%
Democratic Socialist Republic of Sri Lanka
7.40%	01/22/15	700	762	(b)
8.25%	10/24/12	500	532
Eskom Holdings Ltd.
5.75%	01/26/21	800	828	(b)
Financing of Infrastrucural Projects State Enterprise
7.40%	04/20/18	600	585	(b)
8.38%	11/03/17	629	657	(b)
Government of 1Malaysia Sukuk Global Berhad
2.99%	07/06/16	750	747	(b)
3.93%	06/04/15	800	837	(b)
4.65%	07/06/21	750	747	(b)
Government of Argentina
2.50%	12/31/38	649	283	(j)
4.21%	08/03/12	2,598	637	(d,i)
7.00%	10/03/15	410	405
8.28%	12/31/33	676	596
Government of Belize
6.00%	02/20/29	1,636	1,063	(j)
Government of Brazil
5.63%	01/07/41	1,200	1,233	(h)
6.00%	01/17/17	300	351
6.00%	02/20/29	521	338	(b,j)
8.25%	01/20/34	551	758
Government of Colombia
7.38%	03/18/19	500	623
Government of Costa Rica
10.00%	08/01/20	540	743	(b,h)
Government of Croatia
6.38%	03/24/21	700	728	(b)
Government of El Salvador
7.65%	06/15/35	1,130	1,170	(b,h)
Government of Grenada
2.50%	09/15/25	858	532	(b,h,j)
Government of Hungary
6.25%	01/29/20	2,958	3,124
6.38%	03/29/21	1,030	1,087
7.63%	03/29/41	1,542	1,663
Government of Indonesia
11.63%	03/04/19	247	364	(b)
Government of Lebanon
4.00%	12/31/17	203	196
6.38%	03/09/20	600	620

Government of Lithuania
6.75%	01/15/15	1,100	1,216	(b)
7.38%	02/11/20	500	579	(b)
Government of Panama
6.70%	01/26/36	1,050	1,239
Government of Peruvian
6.55%	03/14/37	1,624	1,812
7.35%	07/21/25	500	611
Government of Philippine
6.38%	10/23/34	800	874
6.50%	01/20/20	882	1,026
Government of Poland
5.13%	04/21/21	515	532
6.38%	07/15/19	268	306
Government of South Africa
5.50%	03/09/20	800	874
Government of Turkey
5.63%	03/30/21	1,460	1,526
Government of Ukraine
6.25%	06/17/16	4,600	4,594	(b)
Government of Uruguay
6.88%	09/28/25	802	975
Government of Venezuela
10.75%	09/19/13	589	586
Government of Vietnam
1.27%	03/12/16	227	200	(i)
Government of Philippine
6.38%	01/15/32	1,000	1,093
Korea Expressway Corp.
4.50%	03/23/15	600	628	(b)
Korea National Oil Corp.
2.88%	11/09/15	2,461	2,408	(b)
Lebanese Republic
5.15%	11/12/18	518	500
Province of Manitoba Canada
4.90%	12/06/16	1,060	1,199	(h)
Republic of Dominican
7.50%	05/06/21	700	728	(b,h)
9.50%	09/27/11	444	451
Republic of Ghana
8.50%	10/04/17	800	904	(b,h)
Republic of Indonesia
4.88%	05/05/21	800	819	(b)
5.88%	03/13/20	550	611	(b)
Republic of Lebanese
6.10%	10/04/22	518	502
Republic of Turkey
6.00%	01/14/41	1,000	975
Russian Foreign Bond - Eurobond
5.00%	04/29/20	600	620	(b)
United Mexican States
5.13%	01/15/20	888	959
6.05%	01/11/40	600	638
			52,194

Municipal Bonds and Notes—0.6%
Municipal Electric Authority of Georgia
6.64%	04/01/57	7,622	7,307

New Jersey State Turnpike Authority
7.10%	01/01/41	1,495	1,738
7.41%	01/01/40	2,590	3,126
New Jersey Transportation Trust Fund Authority
6.88%	12/15/39	880	916
South Carolina State Public Service Authority
6.45%	01/01/50	1,495	1,653
State of California
5.70%	11/01/21	2,075	2,184
			16,924

FNMA—0.0%*
Lehman TBA
5.50%**	12/01/89	1,893	—	(c,l,m)

Total Bonds and Notes
(Cost $2,308,052)			2,340,745

Other Investments—0.3%
GEI Investment Fund			6,627	(k)
(Cost $6,560)

Total Investment in Securities
(Cost $2,314,612)			2,347,372
		Principal Amount	Fair Value
Short-Term Investments—20.0%
Time Deposit—1.3%
State Street Corp.
0.01%	07/01/11	$34,834	$34,835	(e)

U.S. Treasuries—10.3%
U.S. Treasury Bill
0.04%	09/22/11	150,000	149,995	(d)
0.05%	09/15/11	120,000	119,996	(d,h)
			269,991

Federal Agencies—8.4%
Federal Home Loan Bank Discount Notes
0.04%	08/10/11	30,000	29,999	(d)
0.05%	08/19/11	90,000	89,998	(d)
Federal Home Loan Mortgage Corp. Discount Notes
0.08%	10/06/11	100,000	99,986	(d)
			219,983

Total Short-Term Investments (Cost $524,762)			524,809

Total Investments (Cost $2,839,374)			2,872,181
Liabilities in Excess of Other Assets, net—(9.3)%			(243,192)

NET ASSETS—100.0%			$2,628,989

Other Information

The Fund had the following long futures contracts open at June 30, 2011 (unaudited):
Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Appreciation/ (Depreciation)
2 Yr. U.S. Treasury Note Futures	September 2011	1568	$343,931	$767
5 Yr. U.S. Treasury Note Futures	September 2011	240	28,607	210
10 Yr. U.S. Treasury Note Futures	September 2011	304	37,187	(622)

				$355

The Fund had the following short futures contracts open at June 30, 2011 (unaudited):
Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Appreciation
Ultra long U.S. Treasury Bond Futures	September 2011	117	$(14,771)	$172

				$527

Notes to Schedules of Investments (dollars in thousands) – June 30, 2011 (unaudited)

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities information regarding holdings, allocations and other characteristics are presented to illustrate examples of securities that the Funds have bought and the diversity of areas in which the Funds may invest as of a particular date. It may not be representative of the Funds’ current or future investments and should not be construed as a recommendation to purchase or sell a particular security. See the supplemental disclosure for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	Non-income producing security.

(b)	Pursuant to Rule 144A of the Securities Act of 1933, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2011, these securities amounted to $225,074 or 8.56% of the net assets of the GE S&S Income Fund. These securities have been determined to be liquid using procedures established by the Fund’s Board of Trustees.

(c)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (TBA) in the future.

(d)	Coupon amount represents effective yield.

(e)	State Street Corp. is the parent company of State Street Bank & Trust Co., the Fund’s custodian and accounting agent.

(f)	Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the “principal only” holder.

(g)	Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.

(h)	At June 30, 2011, all or a portion of this security was pledged to cover collateral requirements for futures, options, forward foreign currency contracts and/or TBA’s.

(i)	Variable or floating rate security. The stated rate represents the rate at June 30, 2011.

(j)	Step coupon bond. Security becomes interest bearing at a future date.

(k)	GEAM, the investment adviser of the Fund, also serves as investment adviser of the GEI Investment Fund.

(l)	Securities in default.

(m)	Illiquid Securities at June 30, 2011, these securities amounted to $4,230 or 0.16% of net assets for the GE S&S Income Fund. These securities have been determined to be illiquid using procedures established by the Fund’s Board of Trustees.

(n)	Coupon amount represents the coupon of the underlying mortgage securities on which monthly interest payments are based.

†	Percentages are based on net assets as of June 30, 2011.

*	Less than 0.05%

**	Par value is less than $500.

Abbreviations:

ADR	American Depository Receipt

REIT	Real Estate Investment Trust

REMIC	Real Estate Mortgage Investment Conduit

STRIPS	Separate Trading of Registered Interest and Principal of Security

TBA	To be announced

Securities Valuation

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a framework for measuring fair value and providing related disclosures. Broadly, the framework requires fair value to be determined based on the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. In the absence of active markets for the identical assets or liabilities, such measurements involve developing assumptions based on market observable data and, in the absence of such data, internal information that is consistent with what market participants would use in a hypothetical transaction that occurs at the measurement date. It also establishes a three-level valuation hierarchy based upon observable and non-observable inputs.

Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect our market assumptions. Preference is given to observable inputs. These two types of inputs create the following fair value hierarchy:

Level 1—Quoted prices for identical investments in active markets.

Level 2—Quoted prices for similar investments in active markets; quoted prices for identical or similar investments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

Level 3—Significant inputs to the valuation model are unobservable.

Policies and procedures are maintained to value investments using the best and most relevant data available. In addition, pricing vendors are utilized to assist in valuing investments. GEAM performs periodic reviews of the methodologies used by independent pricing services including price validation of individual securities.

Fair Value Measurement

The following section describes the valuation methodologies the Funds use to measure different financial investments at fair value.

A Fund’s portfolio securities are valued generally on the basis of market quotations. Equity securities generally are valued at the last reported sales price on the primary market in which they are traded. Portfolio securities listed on NASDAQ are valued using the NASDAQ Official Closing Price, Level 1 securities primarily include publicly-traded equity securities which may not necessarily represent the last sale price. If no sales occurred on the exchange or NASDAQ that day, the portfolio security generally is valued using the last reported bid price. In those circumstances the Fund classifies the investment securities in Level 2.

Debt securities (other than short-term securities described below) generally are valued at an evaluated bid as reported by an independent pricing service. Municipal obligations are valued at the quoted bid prices, when available. The pricing vendor uses various pricing models for each asset class that are consistent with what other market participants would use. The inputs and assumptions to the model of the pricing vendor are derived from market observable sources including: benchmark yields, reported trades, broker/dealer quotes, issuer spreads, benchmark securities, bids, offers, and other market related data. Since many fixed income securities do not trade on a daily basis, the methodology of the pricing vendor uses available information as applicable such as benchmark curves, benchmarking of like securities, sector groupings, and matrix pricing. The pricing vendor considers all available market observable inputs in determining the evaluation for a security. Thus, certain securities may not be priced using quoted prices, but rather determined from market observable information. These investments are included in Level 2 and primarily comprise our portfolio of corporate fixed income, government, mortgage and asset-backed securities.

In the absence of a reliable price from such a pricing service, debt securities may be valued based on dealer supplied valuations or quotations. In these infrequent circumstances, pricing vendors may provide the Funds with valuations that are based on significant unobservable inputs, and in those circumstances we classify the investment securities in Level 3.

The Funds use non-binding broker quotes as the primary basis for valuation when there is limited, or no, relevant market activity for a specific investment or for other investments that share similar characteristics. The Funds have not adjusted the prices obtained. Investment securities priced using non-binding broker quotes are included in Level 3. As is the case with the primary pricing vendor, third-party brokers do not provide access to their proprietary valuation models, inputs and assumptions. Accordingly, GEAM conducts internal reviews of pricing for all such investment securities periodically to ensure reasonableness of valuations used in the Funds’ financial statements. These reviews are designed to identify prices that appear stale, those that have changed significantly from prior valuations, and other anomalies that may indicate that a price may not be accurate. Based on the information available, GEAM believes that the fair values provided by the brokers are representative of prices that would be received to sell the assets at the measurement date (exit prices).

All portfolio securities of the Money Market Fund and any short-term securities of sufficient credit quality held by any other Fund with remaining maturities of sixty days or less at the time of purchase are valued on the basis of amortized cost which approximates market value and these are included in Level 2.

A Fund’s written or purchased options are valued at the last sales price, or if no sales occurred that day, at the last reported bid price and those are also included in Level 2.

If prices are not readily available for a portfolio security, or if it is believed that a price for a portfolio security does not represent its fair value, the security may be valued using procedures approved by the Funds’ Board of Trustees that are designed to establish its “fair” value. These securities would be classified in Level 3. Those procedures require that the fair value of a security be established by the fair valuation committee. The fair valuation committee follows different protocols for different types of investments and circumstances. The fair value procedures may be used to value any investment of any Fund in the appropriate circumstances.

Foreign securities may be valued with the assistance of an independent fair value pricing service in circumstances where it is believed that they have been or would be materially affected by events occurring after the close of the portfolio security’s primary market and before the close of regular trading on the NYSE. In these circumstances the Fund classifies the investment securities in Level 2. This independent fair value pricing service uses a model to identify affected securities and portfolios taking into consideration various factors and the fair value of such securities may be something other than the last available quotation or other market price.

Portfolio securities may be valued using techniques other than market quotations, under the circumstances described above. The value established for a portfolio security may be different than what would be produced through the use of another methodology or if it had been priced using market quotations. Portfolio securities that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that the Funds could sell a portfolio security for the value established for it at any time and it is possible that the Funds would incur a loss because a portfolio security is sold at a discount to its established value.

Other financial investments are derivative instruments that are not reflected in Total Investments, such as futures, forwards, swaps, and written options contracts, which are valued based on fair value as discussed above.

The Funds use closing prices for derivatives included in Level 1, which are traded either on exchanges or liquid over-the counter markets. Derivative assets and liabilities included in Level 2 primarily represent interest rate swaps, cross-currency swaps and foreign currency and commodity forward and option contracts. Derivative assets and liabilities included in Level 3 primarily represent interest rate products that contain embedded optionality or prepayment features.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. Fair value determinations are required for securities whose value is affected by a significant event that will materially affect the value of a domestic or foreign security and which occurs subsequent to the time of the close of the principal market on which such domestic or foreign security trades but prior to the calculation of the Fund’s NAV.

The following tables present the Funds’ investments measured at fair value on a recurring basis at June 30, 2011:

(Dollars in Thousands)

Fund	Investments	Level 1	Level 2	Level 3	Total
GE S&S Income Fund	Investments in Securities
	U.S. Treasuries	$—	$465,810	$—	$465,810
	Federal Agencies	—	2,079	—	2,079
	Agency Mortgage Backed	—	799,033	—	799,033
	Agency CMOs	—	59,610	551	60,161
	Asset Backed	—	26,849	147	26,996
	Corporate Notes	—	729,928	—	729,928
	Non-Agency CMOs	—	187,757	1,942	189,699
	Sovereign Bonds	—	50,115	—	50,115
	Municipal Notes and Bonds	—	16,924	—	16,924
	Other Investments	—	6,627	—	6,627
	Short-Term Investments	—	524,809	—	524,809

	Total Investments in Securities	$—	$2,869,541	$2,640	$2,872,181

	Other Financial Instruments
	Futures Contracts – Unrealized Appreciation	$1,149	$—	$—	$1,149
	Futures Contracts – Unrealized Depreciation	(622)	—	—	(622)

	Total Other Financial Instruments	$527	$—	$—	$527

The following table presents the changes in Level 3 investments measured on a recurring basis for the period ended June 30, 2011, within GE S&S Income Fund:

GE S&S Income Fund	Agency CMOs	Asset Backed	Non-Agency CMOs	Total
Balance at 12/31/10	$3,698	$157	$1,965	$5,820
Accrued discounts/premiums	(135)	—	—	(135)
Realized gain (loss)	235	1	(454)	(218)
Change in unrealized gain (loss)	(253)	15	590	352
Purchases	153	—	—	153
Sales	(1,033)	(26)	(159)	(1,218)
Issuances	—	—	—	—
Settlements	—	—	—	—
Transfers into Level 3	—	—	—	—
Transfers out of Level 3	(2,114)	—	—	(2,114)

Balance at 06/30/11	$551	$147	$1,942	$2,640

Change in unrealized appreciation relating to securities still held at 06/30/11	$28	$15	$137	$180

There were no significant transfers between Level 1 and Level 2. Transfers between fair value levels are considered to occur at the beginning of the period.

Derivatives Disclosure

Shown below are the derivative contracts entered into by the Fund, summarized by primary risk exposure as they appear on the Statement of Assets and Liabilities, all of which are not accounted for as hedging instruments under FASB Accounting Standards Codification (“ASC”) No. 815 Derivatives and Hedging as of June 30, 2011:

(Dollars in Thousands):

	Asset Derivatives June 30, 2011			Liability Derivatives June 30, 2011
Derivatives not accounted for as hedging instruments under ASC 815	Location in the Statements of Assets and Liabilities	Fair Value ($)		Location in the Statements of Assets and Liabilities	Fair Value ($)

S&S Income Fund
Interest Rate Contracts	Assets, Net Assets—	1,149	*	Liabilities, Net Assets—	(622	)*
	Net Unrealized Appreciation/			Net Unrealized Appreciation/
	(Depreciation) on Futures			(Depreciation) on Futures

* Includes cumulative unrealized appreciation/(depreciation) of futures contracts as reported in the Schedule of Investments and within the components of the net assets section of the Statement of Assets and Liabilities. Only the current day’s variation margin is reported within the Assets and/or Liabilities section on the Statement of Assets and Liabilities.

INCOME TAXES

At June 30, 2011, information on the tax components of capital is as follows (Dollars in Thousands):

Fund	Cost of investment for Tax purposes	Gross Tax appreciation	Gross Tax depreciation	Net Tax appreciation / (depreciation)
Income	$2,845,535	$57,147	$(30,501)	$26,646

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The officers providing the certifications in this report in accordance with Rule 30a-3 under the Investment Company Act of 1940 have concluded, based on their evaluation of the registrant’s disclosure controls and procedures (as such term is defined in such rule), that such controls and procedures are adequate and reasonably designed to achieve the purpose described in paragraph (c) of such rule.

(b) There were no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their last evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached: EX-99 CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

General Electric S&S Income Fund

By:	/s/ DMITRI L. STOCKTON
Dmitri L. Stockton Trustee, President and Chief Executive Officer GE Asset Management Incorporated

Date: August 24, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ DMITRI L. STOCKTON
Dmitri L. Stockton Trustee, President and Chief Executive Officer GE Asset Management Incorporated

Date: August 24, 2011

By:	/s/ ARTHUR A. JENSEN
Arthur A. Jensen Treasurer, GE S&S Funds

Date: August 24, 2011